Operating segment data (Tables)	12 Months Ended
Dec. 31, 2024
Operating segment data
Schedule of operating segment data

					Construction		Depreciation								MDP Expenditures		Investments
	Aeronautical		Non-aeronautical		services		and		Operating		Assets per		Liabilities per		and other Capital		in airport
December 31, 2024	revenues		revenues		revenues		amortization		Income		segment		segment		Expenditures		concessions

Metropolitan
Monterrey	Ps.	4,501,253	Ps.	936,723	Ps.	1,412,657	Ps.	272,079	Ps.	1,502,974	Ps.	11,699,025	Ps.	4,272,343	Ps.	1,424,588	Ps.	8,008,814
Tourist
Acapulco		217,608		22,793		33,770		48,330		62,311		1,604,089		310,600		41,038		1,297,540
Mazatlán		720,754		74,700		93,980		24,449		218,487		1,619,292		263,697		101,673		859,335
Zihuatanejo		278,413		33,677		76,457		24,367		86,280		935,729		219,863		108,371		854,736
Regional
Chihuahua		657,424		76,798		262,848		34,364		202,178		1,532,746		645,406		276,307		1,185,637
Culiacan		788,821		75,962		349,946		26,947		239,274		1,928,000		958,819		379,153		1,534,881
Durango		210,082		16,277		60,909		17,087		62,330		606,772		235,561		62,185		527,770
San Luis Potosi		309,346		62,725		71,414		32,395		102,455		1,083,618		736,735		123,868		881,595
Tampico		211,673		27,321		74,019		23,957		65,635		749,145		279,564		82,937		676,574
Torreon		313,768		31,390		80,868		13,407		95,044		601,685		239,434		93,835		479,033
Zacatecas		150,950		13,670		11,330		11,763		43,188		350,164		145,098		18,925		315,061
Border
Ciudad Juarez		696,838		61,636		320,251		40,335		208,856		1,982,146		1,176,899		325,507		1,493,955
Reynosa		170,282		16,159		11,742		27,550		51,338		835,746		358,361		62,455		689,238
Hotel
NH T2 Hotel		—		329,348		—		57,371		94,758		411,128		185,716		5,111		—
Hilton Garden Inn		—		135,650		—		12,300		45,296		186,096		47,925		1,413		—
Industrial Park:
VYNMSA		—		153,095		—		48,379		78,434		1,118,509		881,216		331,963		—
Other		—		5,939,371		—		52,989		7,984,308		27,372,305		15,378,507		41,271		—
Total		9,227,212		8,007,295		2,860,191		768,069		11,143,146		54,616,195		26,335,744		3,480,600		18,804,169

Eliminations		(90,327)		(4,931,414)		(1)		(11,086)		(3,059,934)		(27,383,135)		(9,646,921)		—		(88,361)

Consolidated	Ps.	9,136,885	Ps.	3,075,881	Ps.	2,860,190	Ps.	756,983	Ps.	8,083,212	Ps.	27,233,060	Ps.	16,688,823	Ps.	3,480,600	Ps.	18,715,808

					Construction		Depreciation								MDP Expenditures		Investments
	Aeronautical		Non-aeronautical		services		and		Operating		Assets per		Liabilities per		and other Capital		in airport
December 31, 2023	revenues		revenues		revenues		amortization		Income		segment		segment		Expenditures		concessions

Metropolitan
Monterrey	Ps.	4,254,275	Ps.	833,676	Ps.	1,125,682	Ps.	225,581	Ps.	1,503,933	Ps.	10,323,349	Ps.	2,927,224	Ps.	1,237,299	Ps.	6,842,886
Tourist
Acapulco		326,157		38,184		64,558		48,495		107,762		1,565,723		320,234		71,705		1,311,101
Mazatlán		596,145		66,801		114,235		22,941		196,083		1,532,767		208,420		139,367		789,260
Zihuatanejo		253,766		27,868		78,863		22,150		83,393		913,976		251,686		146,683		801,841
Regional
Chihuahua		651,442		66,514		153,019		30,434		212,353		1,366,801		539,326		252,864		956,330
Culiacan		877,897		74,315		431,568		26,344		281,698		1,689,917		685,822		442,301		1,211,187
Durango		194,373		13,853		132,316		12,048		61,587		595,674		265,070		136,369		483,360
San Luis Potosi		296,570		39,762		116,144		28,799		99,479		1,040,924		709,305		118,038		842,221
Tampico		206,586		25,573		81,292		20,084		68,667		724,399		244,303		139,318		626,373
Torreon		288,548		27,073		71,347		12,125		93,315		602,710		236,674		103,514		411,432
Zacatecas		175,109		13,353		44,982		11,668		55,681		377,824		160,612		53,008		315,380
Border
Ciudad Juarez		719,269		53,050		459,571		19,808		228,434		1,732,844		921,913		460,640		1,212,467
Reynosa		175,723		13,111		24,423		26,486		55,852		881,059		408,348		34,726		704,425
Hotel
NH T2 Hotel		—		277,536		—		51,532		77,121		462,707		216,047		31,412		—
Hilton Garden Inn		—		115,248		—		11,799		34,809		208,732		50,902		3,339		—
Industrial Park:
VYNMSA		—		91,996		—		41,346		38,901		797,012		552,521		205,741		—
Other		—		5,793,471		—		40,927		7,902,852		25,352,946		14,213,251		67,552		—
Total		9,015,860		7,571,384		2,898,000		652,567		11,101,920		50,169,364		22,911,658		3,643,876		16,508,263

Eliminations		(84,203)		(4,943,961)		—		(11,224)		(3,035,011)		(24,931,769)		(7,512,565)		—		(86,959)

Consolidated	Ps.	8,931,657	Ps.	2,627,423	Ps.	2,898,000	Ps.	641,343	Ps.	8,066,909	Ps.	25,237,595	Ps.	15,399,093	Ps.	3,643,876	Ps.	16,421,304

					Construction		Depreciation								MDP Expenditures		Investments
	Aeronautical		Non-aeronautical		services		and		Operating		Assets per		Liabilities per		and other Capital		in airport
December 31, 2022	revenues		revenues		revenues		amortization		Income		segment		segment		Expenditures		concessions

Metropolitan
Monterrey	Ps.	3,142,454	Ps.	699,779	Ps.	1,414,207	Ps.	168,595	Ps.	1,337,766	Ps.	10,064,910	Ps.	2,917,998	Ps.	1,461,476	Ps.	5,922,640
Tourist
Acapulco		275,301		38,444		76,474		46,760		106,615		1,563,437		314,200		86,876		1,292,170
Mazatlán		472,741		57,766		142,254		20,999		182,543		1,538,740		250,217		148,605		697,290
Zihuatanejo		219,411		25,255		98,199		21,487		85,484		807,473		194,626		127,168		744,069
Regional
Chihuahua		546,445		56,993		108,683		26,643		210,624		1,244,337		416,547		137,204		831,637
Culiacan		754,160		67,591		127,961		24,174		284,812		1,288,354		315,449		198,690		804,427
Durango		178,142		13,485		91,796		10,182		64,228		492,548		198,914		209,505		362,520
San Luis Potosi		246,795		41,350		55,609		26,006		99,870		923,689		598,902		99,163		753,573
Tampico		177,992		20,297		78,079		17,619		69,212		697,865		252,466		82,426		565,004
Torreon		231,357		25,193		55,155		11,334		89,481		531,591		163,161		88,188		351,927
Zacatecas		164,052		13,616		65,542		9,405		62,141		361,218		129,973		83,413		281,018
Border
Ciudad Juarez		568,204		39,277		258,922		18,108		212,342		1,315,268		580,324		272,255		770,990
Reynosa		149,878		10,796		77,372		24,422		55,664		866,773		421,733		98,412		705,859
Hotel
NH T2 Hotel		—		238,845		—		45,647		66,884		491,404		206,241		59,814		—
Hilton Garden Inn		—		94,067		—		11,758		24,652		292,959		39,681		1,793		—
Industrial Park:
VYNMSA		—		81,863		—		30,695		41,608		592,992		350,088		82,554		—
Other		—		3,956,228		—		47,485		5,881,324		22,847,549		13,195,643		54,071		—
Total		7,126,932		5,480,845		2,650,253		561,319		8,875,250		45,921,107		20,546,163		3,291,613		14,083,124

Eliminations		(71,389)		(3,251,043)		(830)		(10,119)		(2,810,764)		(22,851,129)		(6,030,805)		(830)		(142,758)

Consolidated	Ps.	7,055,543	Ps.	2,229,802	Ps.	2,649,423	Ps.	551,200	Ps.	6,064,486	Ps.	23,069,978	Ps.	14,515,358	Ps.	3,290,783	Ps.	13,940,366